Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 01, 2023	Apr. 02, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

(a)	(b)	(c)	(d)	(e)	(f)	(h)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Net (Loss) Income ($ in 000’s)
2022	2,569,730	1,041,674	842,299	427,688	20.89	(158,856)
2021	3,629,119	3,032,462	1,141,332	835,112	49.45	81,718

(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Satish Malhotra	Dhritiman Saha and Jeffrey Miller
2021	Satish Malhotra	Dhritiman Saha and Jeffrey Miller

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(999,988)	(279,993)	(1,356,249)	(329,998)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	733,991	205,517	215,370	52,404
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(277,220)	(176,686)	(360,952)	(125,962)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(53,440)	(55,058)	(26,225)	(11,054)
TOTAL ADJUSTMENTS	(596,657)	(306,220)	(1,528,056)	(414,611)

The fair values of the restricted stock awards included in the compensation actually paid to our PEO and the average compensation actually paid to our NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended April 1, 2023. Any changes to the fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates and updated performance metric projections (for performance-vesting restricted stock awards).

Named Executive Officers, Footnote [Text Block]
(1)	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Satish Malhotra	Dhritiman Saha and Jeffrey Miller
2021	Satish Malhotra	Dhritiman Saha and Jeffrey Miller

PEO Total Compensation Amount	$ 2,569,730	$ 3,629,119
PEO Actually Paid Compensation Amount	$ 1,041,674	3,032,462
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(999,988)	(279,993)	(1,356,249)	(329,998)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	733,991	205,517	215,370	52,404
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(277,220)	(176,686)	(360,952)	(125,962)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(53,440)	(55,058)	(26,225)	(11,054)
TOTAL ADJUSTMENTS	(596,657)	(306,220)	(1,528,056)	(414,611)

Non-PEO NEO Average Total Compensation Amount	$ 842,299	1,141,332
Non-PEO NEO Average Compensation Actually Paid Amount	$ 427,688	835,112
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(999,988)	(279,993)	(1,356,249)	(329,998)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	733,991	205,517	215,370	52,404
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(277,220)	(176,686)	(360,952)	(125,962)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(53,440)	(55,058)	(26,225)	(11,054)
TOTAL ADJUSTMENTS	(596,657)	(306,220)	(1,528,056)	(414,611)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 20.89	49.45
Net Income (Loss)	$ (158,856,000)	81,718,000
PEO Name	Satish Malhotra
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,528,056)	(596,657)
PEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,356,249)	(999,988)
PEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	215,370	733,991
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(360,952)	(277,220)
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,225)	(53,440)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(414,611)	(306,220)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(329,998)	(279,993)
Non-PEO NEO [Member] | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	52,404	205,517
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,962)	(176,686)
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,054)	$ (55,058)